Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives
Schedule of open commodity derivative contracts

At December 31, 2012, we had the following open commodity derivative contracts:

	Index	2013	2014	2015	2016	2017
Natural gas positions
Price swaps (MMBTUs)	NYMEX-HH	7,516,540	6,077,016	5,500,236	4,878,990	4,605,396
Weighted average price		$5.16	$5.53	$5.72	$4.28	$4.61

Basis swaps (MMBTUs)	NYMEX	7,446,301	5,876,098	5,326,559	2,877,047	—
Weighted average price		$(0.1361)	$(0.1521)	$(0.1661)	$(0.1115)	$—

Puts (MMBTUs)	NYMEX-HH	178,710	—	—	—	—
Strike price		$3.00	$—	$—	$—	$—

Oil positions
Price swaps (BBLs)	NYMEX-WTI	698,816	519,102	420,381	397,488	198,744
Weighted average price		$95.95	$96.61	$94.72	$86.02	$85.75

NGL positions
Price swaps (BBLs)	Mont Belvieu	144,323	—	—	—	—
Weighted average price		$50.49	$—	$—	$—	$—

At December 31, 2011, we had the following commodity derivative open positions:

	Index	2012	2013	2014	2015
Natural gas positions
Price swaps (MMBTUs)	NYMEX-HH	3,684,189	6,006,595	5,307,971	4,769,881
Weighted average price		$6.21	$5.57	$5.76	$5.96

Collars (MMBTUs)	NYMEX-HH	2,902,801	—	—	—
Floor-Ceiling price		$4.75-7.31	$—	$—	$—

Oil positions
Price swaps (BBLs)	NYMEX-WTI	251,005	367,367	306,325	241,785
Weighted average price		$102.20	$101.45	$99.83	$98.90

NGL positions
Price swaps (BBLs)	Mont Belvieu	164,220	—	—	—
Weighted average price		$49.92	$—	$—	$—

Schedule of interest rate swap derivative contracts

At December 31, 2012, we had the following interest rate swap derivative contracts (in thousands):

Effective	Maturity	Notional Amount	Average %	Index
February 2012	February 2015	$150,000	0.5175%	LIBOR
February 2015	February 2017	75,000	1.7250%	LIBOR
February 2015	February 2017	75,000	1.7275%	LIBOR
June 2012	June 2015	70,000	0.52375%	LIBOR
June 2015	June 2017	70,000	1.4275%	LIBOR

Schedule of fair value of commodity and interest rate derivative instruments

The fair value of our commodity and interest rate derivative instruments is included in the tables below (in thousands):

	As of December 31, 2012
	Current	Long-term	Current	Long-term
	Assets	Assets	Liabilities	Liabilities

Interest rate
Swaps	$—	$13	$659	$3,539
Gross fair value		13	659	3,539
Netting arrangements	—	(13)	—	(13)
Net recorded fair value	$—	$—	$659	$3,526

Sale of natural gas production
Price swaps	$12,185	$17,460	$155	$1,073
Basis swaps	18	27	317	470
Sale of Crude Oil Production
Price swaps	3,949	5,248	2,061	2,066
Sale of NGLs
Price swaps	1,209	—	15	—
Gross fair value	17,361	22,735	2,548	3,609
Netting arrangements	(877)	(2,735)	(877)	(2,735)
Net recorded fair value	$16,484	$20,000	$1,671	$874

	As of December 31, 2011
	Current	Long-term	Current	Long-term
	Assets	Assets	Liabilities	Liabilities

Sale of natural gas production
Price swaps	$10,762	$22,959	$—	$—
Basis swaps	—	—	—	—
Collars	4,464	—	—	—
Sale of Crude Oil Production
Price swaps	838	5,665	—	—
Sale of NGLs
Price swaps	254	—	440	—
Gross fair value	16,318	28,624	440	—
Netting arrangements	(254)	—	(254)	—
Net recorded fair value	$16,064	$28,624	$186	$—

Schedule of unrealized and realized gain or loss amounts and classification related to derivative instruments

The unrealized gain or loss amounts and classification related to derivative instruments for the periods indicated are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31,	December 31,	November 15,	December 31,
	2012	2011	2011	2010
Realized gains (losses):
Commodity derivatives (revenue)	$23,350	$4,015	$9,353	$48,029
Interest rate derivatives (other income/expense)	(465)	—	(574)	(649)
Unrealized gains (losses):
Commodity derivatives (revenue)	(10,602)	8,272	12,674	(23,964)
Interest rate derivatives (other income/expense)	(4,185)	—	441	(248)